Changes in Accounting Policies - Narrative (Details) - CAD ($) $ in Millions	Jan. 01, 2019	Jan. 01, 2018
IFRS 15 | Restatement Adjustment
Disclosure of voluntary change in accounting policy [line items]
Reduction to retained earnings		$ 44
Subsequent Event | Scenario, Forecast | IFRS 16
Disclosure of voluntary change in accounting policy [line items]
Right-of-use assets	$ 800
Lease liabilities	$ 900